Summary of Stock Option Activity (Details) - The Arena Group Holdings Inc [Member] - $ / shares				3 Months Ended	12 Months Ended
		Nov. 22, 2022	Mar. 18, 2022	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted		232,816	4,343,017
Weighted Average Exercise Price, Granted			$ 8.82
Number of Shares, Exercised
Weighted Average Remaining Contractual Life (in Years), exercisable at Ending balance					6 years 6 months 18 days
Equity 2019 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Common stock options, outstanding at Beginning balance					5,525,395
Weighted Average Exercise Price, outstanding at Beginning balance	[1]				$ 15.26
Weighted Average Remaining Contractual Life (in Years), outstanding at Beginning balance					7 years 7 months 9 days		8 years 2 months 12 days
Number of Shares, Granted					1,370,217
Weighted Average Exercise Price, Granted					$ 10.64
Number of Shares, Exercised					(341,113)
Weighted Average Exercise Price, Exercised					$ 8.79
Number of Shares, Forfeited					(234,963)
Weighted Average Exercise Price, Forfeited					$ 13.91
Number of Shares, Expired					(120,015)
Weighted Average Exercise Price, Expired					$ 12.34
Number of Shares Common stock options, outstanding at Ending balance					6,199,521	[1]	5,525,395
Weighted Average Exercise Price, outstanding at Ending balance	[1]				$ 9.73		$ 15.26
Number of Shares Common stock options, exercisable at Ending balance					3,444,261
Weighted Average Exercise Price, exercisable at Ending balance					$ 9.55
Weighted Average Remaining Contractual Life (in Years), exercisable at Ending balance					7 years
Number of Shares Common stock options, not vested at Ending balance	[1]				2,755,260
Number of Shares Common stock options, available for future grants at Ending balance	[1]				504,782

[1]	Shares of the Company’s common stock available for future grants under the 2022 Plan represent 1,800,000 shares authorized less an aggregate of 964,455 common stock options outstanding and 330,763 restricted stock units outstanding.